Earnings Per Share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Anti-dilutive instruments excluded from computation of earnings (loss) per share (in shares)	1,000,000		1,000,000
Potentially dilutive instruments, share options (in shares)		735,000		735,000